Operations By Reporting Segment And Geographic Area (Summary Of Net Sales, Cost Of Products Sold And Gross Margin Information) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 1,540	$ 1,545	$ 1,645	$ 1,714	$ 1,610	$ 1,686	$ 1,748	$ 1,675	$ 6,444	$ 6,719	$ 6,045
Cost of products sold									(5,531)	(5,640)	(5,049)
Gross margin	170	213	257	273	246	261	295	277	913	1,079	996
Powertrain [Member]
Segment Reporting Information [Line Items]
Net sales									3,926	4,131	3,497
Cost of products sold									(3,470)	(3,570)	(3,034)
Gross margin									456	561	463
Vehicle Components Solutions [Member]
Segment Reporting Information [Line Items]
Net sales									2,853	2,985	2,945
Cost of products sold									(2,390)	(2,462)	(2,406)
Gross margin									463	523	539
Inter-segment eliminations [Member]
Segment Reporting Information [Line Items]
Net sales									(335)	(397)	(397)
Cost of products sold									335	397	397
Total Reporting Segment [Member]
Segment Reporting Information [Line Items]
Cost of products sold									(5,525)	(5,635)	(5,043)
Gross margin									919	1,084	1,002
Corporate [Member]
Segment Reporting Information [Line Items]
Cost of products sold									(6)	(5)	(6)
Gross margin									$ (6)	$ (5)	$ (6)